CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Cash and Cash Equivalents
Cash	$ 91.1	₽ 6,330.0		₽ 11,963.0
Cash equivalents:
Bank deposits	899.1	62,463.0		30,686.0
Investments in money market funds	0.1	3.0		3.0
Other cash equivalents		2.0		10.0
Total cash and cash equivalents	$ 990.3	₽ 68,798.0	$ 614.1	₽ 42,662.0	₽ 28,232.0	₽ 24,238.0